Share-Based Compensation and Benefit Plans - Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 35,344	$ 35,022	$ 30,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,077	3,798	3,603
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 32,267	$ 31,224	$ 26,397